CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 19,142	$ 22,945
Restricted cash	134	131
Trade receivables	148	732
Other accounts receivable and prepaid expenses (Note 5)	217	1,267
Total assets attributed to discontinued operations (Note 1c)	980	980
Total current assets	20,621	26,055
LONG-TERM INVESTMENTS:
Long-term deposits	50	45
Investments in companies and associates (Note 6)	7,993	100
Total long-term investments	8,043	145
PROPERTY AND OTHER ASSETS, NET
Real Estate Property, net (Note 3)	194,826	192,173
Other assets, net (Note 4)	1,392	1,512
Total property, equipment and other assets	196,218	193,685
Total assets	224,882	219,885
CURRENT LIABILITIES:
Current maturities of long term loans (Note 8)	2,597	2,529
Accounts payable and accrued expenses (Note 7)	3,476	4,060
Total liabilities attributed to discontinued operations (Note 1c)	2,563	2,990
Total current liabilities	8,636	9,579
LONG-TERM LIABILITIES:
Deferred tax liabilities (Note 10)	15,262	14,705
Land lease liability, net	7,290	7,175
Other Long-Term Liabilities	2,844	3,559
Long term loans, net of current maturities (Note 8)	124,298	123,606
Total long-term liabilities	149,694	149,045
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary Shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2011 and 2012; Issued: 3,882,945 shares at December 31, 2011 and 2012; Outstanding: 3,814,162 and 3,819,051 shares at December 31, 2011 and 2012, respectively	744	744
Additional paid-in capital	130,824	130,734
Treasury shares (68,695 and 63,895 shares at December 31, 2011and 2012, respectively)	(821)	(954)
Accumulated other comprehensive income	986	305
Accumulated deficit	(84,259)	(85,730)
Total shareholders' equity of Optibase Ltd.	47,474	45,099
Non-controlling interests	19,078	16,162
Total shareholders' equity	66,552	61,261
Total liabilities and shareholders' equity	$ 224,882	$ 219,885